Significant Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Significant Related Party Transactions
34	SIGNIFICANT RELATED PARTY TRANSACTIONS

(a)	Related parties with control relationship
Information of the parent company is as follows:

Name	Location of registration	Principal business	Relationship with the Company	Nature of ownership	Legal representative
CLIC	Beijing, China	Insurance services including receipt of premiums and payment of benefits in respect of the in-force life, health, accident and other types of personal insurance business, and the reinsurance business; holding or investing in domestic and overseas insurance companies or other financial insurance institutions; fund management business permitted by national laws and regulations or approved by the State Council of the People’s Republic of China; and other businesses approved by insurance regulatory agencies.	Immediate and ultimate holding company	State-owned	Bai Tao

(b)	Subsidiaries
Refer to Note 34(
f
) for the basic and related information of subsidiaries.

(c)	Associates and joint ventures
Refer to Note 9 for the basic and related information of associates and joint ventures.

(d)	Other related parties

Significant related parties	Relationship with the Company
China Life Real Estate Co., Limited (“CLRE”)	Under common control of CLIC
China Life Insurance (Overseas) Company Limited (“CL Overseas”)	Under common control of CLIC
China Life Investment Management Company Limited (Formerly known as “China Life Investment Holding Company Limited”)(“CLI”)	Under common control of CLIC
China Life Ecommerce Company Limited (“CL Ecommerce”)	Under common control of CLIC
China Life Healthcare Investment company limited (“CLHI”)	Under common control of CLIC
China Life Enterprise Annuity Fund (“EAP”)	A pension fund jointly set up by the Company and others

(e)	Registered capital of related parties with control relationship and changes during the year

Name of related party	As at 31 December 2021 million	Increase million	Decrease million	As at 31 December 2022 million
CLIC	RMB4,600	—	—	RMB4,600
AMC	RMB4,000	—	—	RMB4,000
China Life Pension Company Limited (“Pension Company”)	RMB3,400	—	—	RMB3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited (“Suzhou Pension Company”)	RMB2,181	—	—	RMB2,181
CL AMP	RMB1,288	—	—	RMB1,288
CL Wealth	RMB200	—	—	RMB200
Shanghai Rui Chong Investment Co., Limited (“Rui Chong Company”)	RMB6,100	—	—	RMB6,100
China Life (Beijing) Health Management Co., Limited (“CL Health”)	RMB1,530	—	—	RMB1,530
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited (“Franklin Shenzhen Company”)	USD2	RMB87	—	RMB100
Xi’an Shengyi Jingsheng Real Estate Co., Ltd. (“Shengyi Jingsheng”)	RMB1,131	—	RMB300	RMB831
Dalian Hope Building Company Ltd. (“Hope Building”)	RMB484	—	—	RMB484
China Life Insurance Sales Company Limited (“CL Sales”)	RMB544	—	—	RMB544
China Life (Hangzhou) Company Limited (“CL Hangzhou”)	RMB65	—	—	RMB65
China Life Jiayuan (Xiamen) Health Management Company Limited (“CL Jiayuan”)	RMB1,500	—	—	RMB1,500
China Life (Tianjin) Pension Health Investment Company Limited (“CL Tianjin Health”)	RMB700	—	—	RMB700
The table above does not include the partnerships and the subsidiaries which were not set up or invested in Mainland China that having control relationship with the Group. These partnerships and subsidiaries do not have related information about registered capital.

(f)	Percentages of holding of related parties with control relationship and changes during the year

	As at 31 December 2021				As at 31 December 2022
Shareholder	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
CLIC	RMB19,324	68.37%	—	—	RMB19,324	68.37%

	As at 31 December 2021				As at 31 December 2022
Subsidiaries	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
AMC	RMB1,680	60.00% directly	—	—	RMB1,680	60.00% directly
Pension Company	RMB2,746	74.27% directly and indirectly	—	—	RMB2,746	74.27% directly and indirectly
China Life Franklin Asset Management Company Limited (“AMC HK”)	HKD 130	50.00% indirectly	—	—	HKD 130	50.00% indirectly
Suzhou Pension Company	RMB2,181	100.00% directly	—	—	RMB2,181	100.00% directly
CL AMP	RMB1,095	85.03% indirectly	—	—	RMB1,095	85.03% indirectly
CL Wealth	RMB200	100.00% indirectly	—	—	RMB200	100.00% indirectly
Golden Phoenix Tree Limited	—	100.00% directly	—	—	—	100.00% directly

	As at 31 December 2021				As at 31 December 2022
Subsidiaries (continued)	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding

King Phoenix Tree Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Rui Chong Company	RMB6,100	100.00% directly	—	—	RMB6,100	100.00% directly
New Aldgate Limited	RMB1,167	100.00% directly	—	—	RMB1,167	100.00% directly
Glorious Fortune Forever Limited	—	100.00% directly	—	—	—	100.00% directly
CL Hotel Investor, L.P.	RMB285	100.00% directly	—	—	RMB285	100.00% directly
Golden Bamboo Limited	RMB1,993	100.00% directly	RMB1,108	—	RMB3,101	100.00% directly
Sunny Bamboo Limited	RMB1,876	100.00% directly	RMB483	—	RMB2,359	100.00% directly
Fortune Bamboo Limited	RMB2,435	100.00% directly	—	—	RMB2,435	100.00% directly
China Century Core Fund Limited	USD1,125	100.00% indirectly	—	—	USD1,125	100.00% indirectly
CL Health	RMB1,530	100.00% directly	—	—	RMB1,530	100.00% directly
Franklin Shenzhen Company	USD2	100.00% indirectly	RMB87	—	RMB100	100.00% indirectly
Guo Yang Guo Sheng	RMB2,835	89.997% directly	—	—	RMB2,835	89.997% directly
New Capital Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
New Fortune Wisdom Limited	—	100.00% indirectly	—	—	—	100.00% indirectly
Wisdom Forever Limited Partnership	USD452	100.00% indirectly	—	—	USD452	100.00% indirectly
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Jiu”)	RMB571	99.98% directly	—	RMB31	RMB540	99.98% directly
Shanghai Yuan Shu Yuan Pin Investment Management Partnership (Limited Partnership) (“Yuan Shu Yuan Pin”)	RMB571	99.98% directly	—	RMB31	RMB540	99.98% directly
Shanghai Wansheng Industry Partnership (Limited Partnership) (“Shanghai Wansheng”)	RMB4,024	99.98% directly	RMB12	—	RMB4,036	99.98% directly
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) (“Bai Ning”)	RMB1,680	99.98% directly	—	—	RMB1,680	99.98% directly
Hope Building	RMB484	100.00% indirectly	—	—	RMB484	100.00% indirectly
Wuhu Yuanxiang Tianfu Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianfu”)	RMB548	99.98% directly	—	RMB46	RMB502	99.98% directly

	As at 31 December 2021				As at 31 December 2022
Subsidiaries (continued)	Amount million	Percentage of holding	Increase million	Decrease million	Amount million	Percentage of holding
Wuhu Yuanxiang Tianyi Investment Management Partnership (Limited Partnership) (“Yuanxiang Tianyi”)	RMB548	99.98% directly	—	RMB46	RMB502	99.98% directly
Shengyi Jingsheng	RMB1,093	100% indirectly	—	—	RMB1,093	100% indirectly
CBRE Global Investors U.S. Investments I, LLC (“CG Investments”)	RMB4,111	99.99% directly	—	—	RMB4,111	99.99% directly
China Life Guangde(Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“CL Guang De”)	RMB616	99.95% directly	RMB700	—	RMB1,316	99.95% directly
Beijing China Life Pension Industry Investment Fund (Limited Partnership) (“CL Pension Industry”)	RMB504	99.90% directly	RMB1,888	—	RMB2,392	99.90% directly
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) (“China Life Qihang Fund l”)	RMB6,065	99.99% directly	RMB850	—	RMB6,915	99.99% directly
China Life Xing Wan (Tianjin) Enterprise Management Partnership (Limited Partnership)(“CL Xing wan”)	RMB3,865	99.98% indirectly	—	RMB100	RMB3,765	99.98% indirectly
CL Sales	—	90.81% directly	—	—	—	90.81% directly
CL Hangzhou	RMB65	99.99% indirectly	—	—	RMB65	99.99% indirectly
CL Jiayuan	RMB300	99.99% indirectly	—	—	RMB300	99.99% indirectly
CL Tianjin Health (i)	—	—	RMB1,216	—	RMB1,216	99.99% indirectly

(i)
On 8 December 2022, CL Pension Industry injected capital of RMB
728
 million to CL Tianjin Health, a wholly owned subsidiary of CLIC, and acquired
99.99
% of the shareholders’ equity. Both parties are under common control by CLIC which is not transitory before and after the combination. Therefore, this is a business combination under common control. The financial statements of the Group were restated based on the financial statements as at 31 December 2021 obtained from the merged party on the combination date.

In December 2022 CL Pension Industry increased its investment in CL Tianjin Health by RMB
851
 million. As at 31 December 2022, the change of registration with the department in charge of industrial and commercial administration was still in progress.

(g)	Transactions with significant related parties

		For the year ended 31 December
		2022	2021
	Notes	RMB million	RMB million
Transactions with CLIC and its subsidiaries
CLIC
Distribution of dividends from the Company and AMC to CLIC		12,941	12,663
Policy management fee received from CLIC	(i) (vii)	463	554
Asset management fee received from CLIC	(ii.a)	150	156
CLP&C
Capital increase (Note 9)		3,600	—
Agency fee received from CLP&C	(iii) (vii)	1,516	1,634
Rental and a service fee received from CLP&C		99	78
Dividends from CLP&C (Note 9)		75	214
Asset management fee received from CLP&C	(ii.c)	43	52
CLI
Payment of asset management fee to CLI	(ii.d) (vii)	637	588
CLHI
Payment of operation management service fee to CLHI	(vi)	96	112
CL Overseas
Asset management fee received from CL Overseas	(ii.b)	108	79
Transactions with associates and joint ventures
CGB
Capital increase (Note 9)		8,025	—
Interest received from CGB		2,747	3,268
Dividends from CGB (Note 9)		774	662
Commission expenses charged by CGB	(iv)	218	190
Insurance premium received from CGB		180	88
Rental fee received from CGB		173	145
Sino-Ocean
Dividends from Sino-Ocean (Note 9)		61	271
Interest of corporate bonds received from Sino-Ocean		7	17
Transaction between other associates and joint ventures and the Group
Dividends from other associates and joint ventures (Note 9)		4,463	3,333
Transaction between EAP and the Group
Contribution to EAP		1,355	1,357
Transactions between other subsidiaries and the Company
Payment of an asset management fee
Payment of an asset management fee to AMC	(ii.e) (vii)	2,872	2,742
Payment of an asset management fee to AMC HK	(ii.f)	18	15
Payment of an asset management fee to Pension Company		94	7
Dividends from subsidiaries
Dividends from AMC		549	432
Dividends from Pension Company		241	127
Dividends from the other subsidiaries		475	738

		For the year ended 31 December
		2022	2021
	Notes	RMB million	RMB million
Agency fee received
Agency fee received from Pension Company for entrusted sales of annuity funds and other businesses	(v)	57	70
Rental received
Rental received from Pension Company		76	70
Capital increase in subsidiaries (Note 34(f))
Capital contribution to CL Pension Industry		1,888	495
Capital contribution to Golden Bamboo Limited		1,108	—
Capital contribution to China Life Qihang Fund I		850	6,064
Capital contribution to CL Guang De		700	321
Capital contribution to Sunny Bamboo Limited		483	—
Capital contribution to Shanghai Wansheng		12	12
Capital reduction of subsidiaries (Note 34(f))
Capital contribution to Yuanxiang Tianfu		46	—
Capital contribution to Yuanxiang Tianyi		46	—
Capital contribution to Yuanshu Yuanpin		31	—
Capital contribution to Yuanshu Yuanjiu		31	—
Transactions between the consolidated structured entities and the Company
Distribution of profits from the consolidated structured entities to the Company		15,686	15,947
Notes:

(i)
On 31 December 2021, the Company and CLIC renewed an insurance agency agreement, effective from 1 January 2022 to 31 December 2024. The Company performs its duties as insurance agent in accordance with the agreement, but does not acquire any rights and profits or assume any obligations, losses and risks as an insurer of the non-transferable
policies. The policy management fee was payable annually, and is equal to the sum of (1) the number of policies in force as at the last day of the period, multiplied by RMB14 per policy and (2) 2.5% of the actual premiums and deposits received during the period, in respect of such policies. The policy management fee income is included in other income in the consolidated statement of comprehensive income.

(ii.a)
In December 2018, CLIC renewed an asset management agreement with AMC, entrusting AMC to manage and make investments for its insurance funds. The agreement is effective from 1 January 2019 to 31 December 2021. In July 2020, CLIC revised the asset management agreement with AMC, effective from 1 July 2020 to 31 December 2022. In accordance with the agreement and the revision, CLIC paid AMC a basic service fee at the rate of 0.08% per annum for the management of insurance funds. The service fee was calculated on a monthly basis and payable on a quarterly basis, by multiplying the average book value of the assets under management (after deducting the funds and interests of positive repurchase transactions and deducting the principal and interests of debt and equity investment schemes, project asset-backed schemes and customised non-standard
products) at the beginning and the end of any given month by the rate of 0.08%, divided by 12. According to specific projects, debt investment schemes, equity investment plans, project asset-backed plans, and customised non-standard
products are based on the contractual agreed rate, without paying for an extra management fee. At the end of each year, CLIC assessed the investment performance of the assets managed by AMC, compared the actual results against benchmark returns and made adjustment to the basic service fee.

(ii.b)
In 2018, CL Overseas renewed an investment management agreement with AMC HK, effective from 1 January 2018 to 31 December 2022. In accordance with the agreement, CL Overseas entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK a basic investment management fee and an investment performance fee. The basic investment management fee was accrued by multiplying the weighted average total funds by the basic fee rate. The investment performance fee was calculated based on the difference between the total actual annual yields and predetermined net realised yield. The basic investment management fee was calculated and payable on a semi-annual basis. The investment performance fee was payable according to the total actual annual yield at the end of each year.

(ii.c)
On 10 February 2021, CLP&C renewed an agreement for the management of insurance funds with AMC, entrusting AMC to manage and make investments for its insurance funds, effective from 1 January 2021 to 31 December 2023. In accordance with the agreement, CLP&C paid AMC a fixed service fee and a variable service fee. The fixed service fee was calculated on a monthly basis and payable on an annual basis, by multiplying the average net asset value of assets of each category under management at the beginning and the end of any given month by the responding annual investment management fee rate, divided by 12. The variable service fee was payable on an annual basis, and linked to investment performance.

(ii.d)
On 27 December 2021, the Company and CLI renewed an operation and management agreement of alternative investment of insurance funds, effective from 1 January 2022 to 31 December 2023. The agreement shall be automatically renewed for one year unless either party gives written notice to the other party not to renew it 90 business days prior to the expiration of this agreement. In accordance with the agreement, the Company entrusted CLI to engage in investment, operation and management of non-standard
financial products and securitised financial products under the instructions of the annual guidelines. The Company paid CLI an asset management fee, product management fee and a performance related bonus based on the agreement. For existing projects, the management fee rate depended on the rate determined previously; for newly signed projects, the management fee rate was determined by both sides based on market and management pattern, and the maximum rate shall not exceed 0.6%. The performance-related bonus is based on the internal return rate by the Company upon expiry of the project. In addition, the Company adjusts the investment management fees for fixed-income projects and non-fixed-income
projects based on the annual evaluation results on CLI’s performance. The adjustment (variable management fee) ranges from negative 2% to positive 2% of the investment management fee in the current period.

(ii.e)
On 28 December 2018, the Company and AMC renewed the agreement for the management of insurance funds, effective from
1 January 2019 to 31 December 2021. On 1 July 2020, the Company and AMC revised the agreement for the management of insurance funds, effective from 1 July 2020 to 31 December 2022. In accordance with the agreement and the revision, the Company entrusted AMC to manage and make investments for its insurance funds and paid AMC a fixed investment management service fee and a variable investment management service fee. The daily accrued fixed service fee was calculated and payable on a quarterly basis, by multiplying the net value of the total investment assets on the day by the variety-based annual investment management fee rate divided by 360; the variable investment management service fee was payable annually, based on the results of performance evaluation, at 20% of the fixed service fee per annum. Asset management fees charged to the Company by AMC are eliminated in the consolidated statement of comprehensive income.

(ii.f)
On 29 December 2021, the Company and AMC HK renewed the management agreement of insurance funds investment, which is effective from 1 January 2022 to 31 December 2024. In accordance with the agreement, the Company entrusted AMC HK to manage and make investments for its insurance funds and paid AMC HK an asset management fee on a semi-annual basis. The management fee is determined by market-oriented pricing, and the maximum investment management fee paid annually is RMB30 million. Asset management fees charged to the Company by AMC HK are eliminated in the consolidated statement of comprehensive income.

(iii)
On 31 January 2018, CLP&C and the Company signed an insurance agency framework agreement, whereby CLP&C entrusted the Company to act as an agent to sell designated P&C insurance products in certain authorised jurisdictions. The agency fee was determined based on cost (tax included) plus a margin. The agreement is effective for three years, from 8 March 2018 to 7 March 2021. On 20 February 2021, CLP&C and the Company renewed the agreement, effective for two years, from 8 March 2021 to
7 March 2023.

CLP&C and CL Sales signed the Strategic Cooperation Agreement on 22 July 2019. According to the agreement, CL Sales, as an agent of insurance products, provides intermediary services for CLP&C. The two parties determine the specific commissions and the standard of sales management fee through fair negotiation, based on the local market price and the paid- in premium which exclude value-added tax and deducte the premium from batch reduction. This agreement is valid for three years, from 22 July 2019 to 21 July 2022.

(iv)
On 19 October 2018, the Company and CGB renewed an insurance agency agreement to distribute insurance products. All individual insurance products suitable for distribution through bancassurance channels are included in the agreement. CGB provides agency services, including the sale of insurance products, collecting premiums and paying benefits. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category individual insurance products after deducting the surrender premiums in the hesitation period, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed based on arm’s length transactions. The commissions are payable on a monthly basis. The agreement was effective from the signing date to 16 August 2020. On 22 August 2020, the Company and CGB renewed an insurance agency agreement to distribute insurance products, effective from the signing date to 22 August 2022.

On 19 August 2022, the Company and CGB signed an insurance part-time agency business cooperation agreement, effective from the signing date to 31 December 2022.

On 27 December 2021, the Company and CGB renewed another insurance agency agreement to distribute corporate group insurance products. The corporate group insurance products suitable for distribution through bancassurance channels are included in the agreement. The Company paid the agency commission by multiplying the net amount of total premiums received from the sale of each category group insurance product after deducting the surrender premiums, by the responding fixed commission rate. The commission rates for various insurance products sold by CGB are agreed by reference to comparable market prices of independent third-parties. The commissions are paid on a monthly basis. The agreement is effective for one years from 1 January 2022, with an automatic one-year
renewal, no more than twice, if no objections were raised by either party upon expiry.

(v)
On 29 December 2021, the Company and Pension Company renewed an entrusted sales service agreement for pension business acted by life business. The agreement is effective from 1 January 2022 to 31 December 2024. The business means that Pension Company entrusted the Company to cooperate in selling enterprise annuity funds, pension security business, occupational pension business and the third-pillar pension financial business. According to the agreement, the commissions for the cooperative service of enterprise annuity fund management, which is the core business of Pension Company, are calculated at 50% to 70% of the annual entrusting management fee revenues, depending on the duration of the agreement. The commissions for cooperative account management service are calculated at 60% of the first year’s account management fee and were only charged for the first year, regardless of the duration of the agreement. The commissions for cooperative investment management services, in accordance with the duration of the agreement, are calculated at 35% to 60% of the annual investment management fee (excluding risk reserves for investment). For pension security business, the commissions of the group pension plan are, in accordance with the duration of the contracts, calculated at 50% to 3% of the annual investment management fee, decreasing annually; the commissions of the personal pension plan are calculated at 30% to 50% of the annual investment management fee according to the various rates of the daily management fee applied to the various individual pension management products in all of the management years; the cooperative commissions of occupation annuity and third-pillar pension financial business should be determined by both parties on a separate occasion. The commissions charged to Pension Company by the Company are eliminated in the consolidated statement of comprehensive income of the Group.

(vi)
On 31 December 2021, the Company and CLHI renewed an aged-care projects management service agreement, effective from
1 January 2022 to 31 December 2022. In accordance with the agreement, the Company entrusted CLHI to operate and manage existed aged-care projects and paid CLHI a management service fee. The management service fee was calculated and payable on a quarterly basis, by multiplying the total amount of the investments under management (based on the daily weighted average investment amount) by the annual rate of 2.2%.

(vii)
These transactions constitute continuing connected transactions which are subject to reporting and announcement requirements but are exempt from independent shareholders’ approval requirements under Chapter 14A of the Listing Rules. The Company has complied with the disclosure requirements in accordance with Chapter 14A of the Listing Rules.

(h)	Amounts due from/to significant related parties
The following table summarises the balances due from and to significant related parties. The balances of the Group are all unsecured. The balances of the Group are non-interest-bearing
and have no fixed repayment dates except for deposits with CGB, wealth management products and other securities of CGB, and debt securities issued by Sino-Ocean.

	As at 31 December 2022	As at 31 December 2021
	RMB million	RMB million
The resulting balances due from and to significant related parties of the Group
Amount due from CLIC	539	342
Amount due from CL Overseas	118	59
Amount due from CLP&C	293	258
Amount due to CLP&C	(53)	(17)
Amount due from CLI	5	51
Amount due to CLI	(528)	(445)
Amount due from CLRE	4	2
Amount due to CLHI	(61)	(40)
Amount deposited with CGB	57,904	69,148
Wealth management products and other financial instruments of CGB	8,027	8,384
Amount due from CGB	761	9,138
Amount due to CGB	(66)	(80)
Debt securities of Sino-Ocean	648	356
Amount due from Sino-Ocean	4	7
Amount due from CL Ecommerce	4	3
Amount due to CL Ecommerce	(29)	(15)
The resulting balances due from and to subsidiaries of the Company
Amount due from CL Hotel Investors ,L.P.	6,137	—
Amount due to AMC	(782)	(717)
Amount due to AMC HK	(7)	(8)
Amount due from Pension Company	43	46
Amount due to Pension Company	(123)	(114)
Amount due from Rui Chong Company	274	604

(i)	Key management personnel compensation

	For the year ended 31 December
	2022	2021
	RMB million	RMB million
Salaries and other benefits	21	33

The total compensation package for the Company’s key management personnel has not yet been finalised in accordance with regulations of the relevant PRC authorities. The compensation listed above is the tentative payment.

Under IAS 24
Related Party Disclosures
(“IAS 24”), business transactions between state-owned enterprises controlled by the PRC government are within the scope of related party transactions. CLIC, the ultimate holding company of the Group, is a state-owned enterprise. The Group’s key business is insurance and investment related and therefore the business transactions with other state-owned enterprises are primarily related to insurance and investment activities. The related party transactions with other state-owned enterprises were conducted in the ordinary course of business. Due to the complex ownership structure, the PRC government may hold indirect interests in many companies. Some of these interests may, in themselves or when combined with other indirect interests, be controlling interests which may not be known to the Group. Nevertheless, the Group believes that the following captures the material related parties and has applied IAS 24 exemption and disclosed only qualitative information.
As at 31 December 2022, most of the bank deposits of the Group were with state-owned banks; the issuers of corporate bonds and subordinated bonds held by the Group were mainly state-owned enterprises. For the year ended 31 December 2022, a large portion of group insurance business of the Group were with state-owned enterprises; the majority of bancassurance commission charges were paid to state-owned banks and postal offices; and the majority of the reinsurance agreements of the Group were entered into with a state-owned reinsurance company.